SCHEDULE OF TOTAL PURCHASE CONSIDERATION (Details) - Apr. 03, 2023 - Kijimadairakanko Inc [Member]	USD ($)	JPY (¥)
Cash consideration	$ 7,029	¥ 1,026,152
Effective settlement of preexisting loans	705,528
Total consideration	$ 712,557